OTHER CURRENT ASSETS, NET	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS, NET

8.	OTHER CURRENT ASSETS, NET

Other current assets, net consist of the following:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Prepaid expenses (a)	24,121	32,954	203
Deposits	4,370	2,071	13
Advance to staff	1,679	1,028	6
Prepaid consumption tax (b)	143	37,137	228
Advance to suppliers	4,320	2,040	13
Other receivables	833	1,973	12
Total	35,466	77,203	475

Note:

(a)	Prepaid expenses mainly include prepaid rent and advances for entertainment event performance fees to service providers.

(b)	Prepaid consumption tax consists of input consumption tax incurred on qualifying operating purchases as well as consumption tax prepaid to the Japanese tax authority under the statutory interim-filing system. The balance will be offset against the current year’s final tax obligation, with any excess refundable upon annual filing.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS